Derivative instruments and hedging activities (Details) - Schedule of balance sheet classification and fair values of derivative instruments - USD ($) $ in Thousands	Mar. 31, 2021	Dec. 31, 2020
Derivatives, Fair Value [Line Items]
Notional amount of derivative asset	$ 55,100
Fair value	403	$ (1,833)
Notional amount	123,848	135,484
Not designated as hedging instruments [Member] | Other current assets [Member] | Foreign exchange contracts [Member]
Derivatives, Fair Value [Line Items]
Fair value derivative asset	41	56
Notional amount of derivative asset	10,981	36,882
Not designated as hedging instruments [Member] | Accrued expenses and other current liabilities [Member] | Foreign exchange contracts [Member]
Derivatives, Fair Value [Line Items]
Fair value derivative liability	(252)	(1,098)
Notional amount of derivative liability	44,078	37,999
Designated as hedging instruments [Member] | Other current assets [Member] | Foreign exchange contracts [Member]
Derivatives, Fair Value [Line Items]
Fair value derivative asset	754	793
Notional amount of derivative asset	50,316	10,417
Designated as hedging instruments [Member] | Accrued expenses and other current liabilities [Member] | Foreign exchange contracts [Member]
Derivatives, Fair Value [Line Items]
Fair value derivative liability	(140)	(1,584)
Notional amount of derivative liability	$ 18,473	$ 50,186